CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	IPO [Member]	Secondary Offer [Member]	Common Stock [Member]	Common Stock [Member] IPO [Member]	Common Stock [Member] Secondary Offer [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] IPO [Member]	Additional Paid-in Capital [Member] Secondary Offer [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Total shareholders' equity attributable to Renalytix [Member]	Total shareholders' equity attributable to Renalytix [Member] IPO [Member]	Total shareholders' equity attributable to Renalytix [Member] Secondary Offer [Member]	Noncontrolling interests [Member]
Beginning balance at Jun. 30, 2019	$ 8,551			$ 162			$ 52,084			$ (822)	$ (42,873)	$ 8,551
Beginning balance, Shares at Jun. 30, 2019				53,816,134
Sale of ordinary shares, net of offering costs underwriting fees (Value)			$ 16,424			$ 17			$ 16,407					$ 16,424
Sale of ordinary shares, net of offering costs underwriting fees (Shares)						5,600,000
Stock-based compensation expense	1,159						1,159					1,159
Currency translation adjustments	(378)									(378)		(378)
Net loss	(9,844)										(9,844)	(9,844)
Ending balance at Jun. 30, 2020	15,912			$ 179			69,650			(1,200)	(52,717)	15,912
Ending balance, shares at Jun. 30, 2020				59,416,134
Sale of ordinary shares, net of offering costs underwriting fees (Value)		$ 76,134			$ 40			$ 76,094					$ 76,134
Sale of ordinary shares, net of offering costs underwriting fees (Shares)					12,613,500
VericiDx distribution in specie							1,638			(25)		1,613			$ (1,613)
Deconsolidation of Verici	2,296														2,296
Shares issued under the employee share purchase plan (Value)	111						111					111
Shares issued under the employee share purchase plan (Shares)				17,652
Exercise of stock options (Value)	252			$ 1			251					252
Exercise of stock options (Shares)				150,000
Stock-based compensation expense	2,663						2,663					2,663
Currency translation adjustments	9,429									9,501		9,501			(72)
Net loss	(35,336)										(34,725)	(34,725)			$ (611)
Ending balance at Jun. 30, 2021	71,461			$ 220			150,407			8,276	(87,442)	71,461
Ending balance, shares at Jun. 30, 2021				72,197,286
Shares issued under the Securities Purchase Agreement (Value)	8,586			$ 8			8,578					8,586
Shares issued under the Securities Purchase Agreement (Shares)				2,428,688
Shares issued under the employee share purchase plan (Value)	209						209					209
Shares issued under the employee share purchase plan (Shares)				33,734
Exercise of stock options (Value)	$ 197						197					197
Exercise of stock options (Shares)	100,724			100,724
Stock-based compensation expense	$ 4,621						4,621					4,621
Changes in the fair value of the convertible notes	536									536		536
Currency translation adjustments	(9,727)									(9,727)		(9,727)
Net loss	(45,276)										(45,276)	(45,276)
Ending balance at Jun. 30, 2022	$ 30,607			$ 228			$ 164,012			$ (915)	$ (132,718)	$ 30,607
Ending balance, shares at Jun. 30, 2022				74,760,432